CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Mar. 31, 2023	Mar. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common stock par value (in Yens per share)	¥ 6.83043	¥ 6.83043
Common shares authorized (in shares)	80,000,000	80,000,000
Common shares issued (in shares)	20,004,000	20,004,000
Common shares outstanding (in shares)	20,004,000	20,004,000